Administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expense by nature
Impairment of Goodwill	$ 87,894
Impairment of withholding tax receivables	8,216	$ 11,255
Share-based payment expense	3,181	3,289
Business combination costs	232	1,459
Net gain on disposal of property, plant and equipment	(373)	(734)
Other	$ 2,485	2,175
Cash flow projection period for assessment of withholding tax asset recoverability	5 years
Administrative expense
Expense by nature
Impairment of Goodwill	$ 87,894
Staff costs	30,068	37,830
Professional fees	12,550	13,661
Facilities, short term rental and upkeep	8,430	11,155
Impairment of withholding tax receivables	8,216	11,255
Key management compensation	4,011	4,207
Share-based payment expense	3,181	3,289
Travel costs	2,883	3,144
Depreciation	2,795	2,699
Amortization	1,037	1,388
Operating taxes	449	80
Business combination costs	232	1,459
Net gain on disposal of property, plant and equipment	(373)	(734)
Other	5,323	7,888
Total	$ 166,696	$ 97,321